Schedule of reconciliation of estimated/historic losses of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Write-offs	R$ (508,055)	R$ (329,512)	R$ (179,929)
(Losses)/reversal with state entities - related parties	(13,206)	290	(5,597)
(Losses) with the private sector / government entities	(182,547)	(176,776)	(54,064)
Recoveries	60,078	61,172	111,491
Amount recorded expense (Note 29)	R$ (643,730)	R$ (444,826)	R$ (128,099)